CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 4)	12 Months Ended
Dec. 31, 2021 USD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK
Increase in equity prices	$ 1,049
Decrease in equity prices	$ (1,080)